SHARE-BASED COMPENSATION - Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 488	$ 6,196
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	216	2,982
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 272	$ 3,214